Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 96.8%
ARGENTINA — 3.5%
MercadoLibre, Inc.*	184,729	$90,254,895
BELGIUM — 1.7%
Umicore SA	1,326,108	45,739,173
CHINA — 21.8%
Alibaba Group Holding Ltd. ADR*	869,551	169,110,278
Baidu, Inc. ADR*	275,884	27,806,348
Meituan Dianping, Class B *	4,759,600	56,740,366
NIO, Inc. ADR*	2,196,750	6,106,965
Ping An Insurance Group Co. of China Ltd., Class H	5,474,000	53,460,513
TAL Education Group ADR*	1,395,901	74,345,687
Tencent Holdings Ltd.	3,750,300	185,368,379
		572,938,536
DENMARK — 4.8%
Ambu A/S, Class B	823,519	19,831,665
Chr. Hansen Holding A/S	308,573	22,770,442
Genmab A/S*	322,615	64,803,243
Novozymes A/S, B Shares	394,289	17,686,546
		125,091,896
FRANCE — 6.7%
Adevinta ASA*	596,529	5,400,424
EssilorLuxottica SA	88,525	9,372,571
Kering	196,336	102,372,222
L’Oreal SA	222,828	57,670,352
		174,815,569
GERMANY — 8.6%
Aixtron SE*	1,102,052	9,484,349
BASF SE	407,835	19,063,023
Delivery Hero SE*	786,157	57,801,575
HelloFresh SE*	1,300,686	42,474,340
MorphoSys AG*	158,371	15,248,815
Rocket Internet SE*	662,564	13,214,574
Zalando SE*	1,785,352	67,290,157
		224,576,833
HONG KONG — 4.4%
AIA Group Ltd.	10,731,800	96,099,415
Hong Kong Exchanges & Clearing Ltd.	642,901	19,260,871
		115,360,286
INDIA — 0.6%
Housing Development Finance Corp., Ltd.	600,715	12,966,041
MakeMyTrip Ltd.*	300,389	3,591,150
		16,557,191

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
ISRAEL — 1.1%
Wix.com Ltd.*	272,240	$27,447,237
ITALY — 5.7%
Ferrari NV	964,519	148,569,729
JAPAN — 14.4%
CyberAgent, Inc.	268,900	10,421,459
GMO Payment Gateway, Inc.	289,700	20,303,735
M3, Inc.	3,886,600	114,643,574
Nidec Corp.	687,000	35,404,203
Pan Pacific International Holdings Corp.	1,648,100	31,210,594
Pigeon Corp.	474,200	18,154,861
SBI Holdings, Inc.	914,200	13,320,202
SMC Corp.	135,700	56,891,373
SoftBank Group Corp.	1,453,900	51,471,533
Sysmex Corp.	291,900	21,126,239
		372,947,773
NETHERLANDS — 10.3%
Adyen NV*	55,623	47,273,722
Argenx SE*	112,419	14,797,932
ASML Holding NV	688,473	181,491,828
EXOR NV	516,048	26,596,703
		270,160,185
NORWAY — 0.4%
Schibsted ASA, Class A	226,964	4,371,379
Schibsted ASA, Class B	295,741	5,349,907
		9,721,286
SPAIN — 2.9%
Industria de Diseno Textil SA	2,890,507	74,903,617
SWEDEN — 3.2%
Atlas Copco AB, A Shares	1,515,486	50,396,361
Elekta AB, B Shares	1,427,595	11,638,278
Kinnevik AB, B Shares	1,400,378	22,839,343
		84,873,982
SWITZERLAND — 1.3%
Temenos AG*	260,990	34,019,945
UNITED KINGDOM — 3.4%
Aston Martin Lagonda Global Holdings PLC*	1,107,456	2,700,937
Fiat Chrysler Automobiles NV	3,754,048	26,799,208
Ocado Group PLC*	2,410,689	36,160,919
Rolls-Royce Holdings PLC*	5,829,005	24,635,943
		90,297,007

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
UNITED STATES — 2.0%
Spotify Technology SA*	421,615	$51,200,926
Total Common Stocks
(cost $1,617,043,573)		2,529,476,066
PREFERRED STOCKS — 1.1%
GERMANY — 1.1%
Sartorius AG 0.28% (cost $12,780,773)	122,898	29,381,965
TOTAL INVESTMENTS — 97.9%
(cost $1,629,824,346)		$2,558,858,031
Other assets less liabilities — 2.1%		54,865,610
NET ASSETS — 100.0%		$2,613,723,641

*	Non-income producing security.

ADR	-	American Depositary Receipt

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford International Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$497,137,208	$2,032,338,858	$–	$2,529,476,066
Preferred Stocks**	–	29,381,965	–	29,381,965
Total	$497,137,208	$2,061,720,823	$–	$2,558,858,031

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.